COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, the Israel-Hamas war and the conflict between the United States and Israel and Iran, as well as recent developments to U.S. tariff policies. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the U.S., the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia, the Israel-Hamas war, the conflict between the United States and Israel and Iran and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas war, and the conflict between the United States and Israel and Iran and subsequent sanctions or related actions or the ongoing trade and tariff policy changes by the U.S. or other countries could adversely affect the Company’s search for an Initial Business Combination and any target business with which the Company may ultimately consummate an Initial Business Combination.

Registration Rights

The holders of the founder shares, Private Placement Units and the private placement shares and share rights underlying such Private Placement Units and any Private Placement Units that may be issued upon conversion of the Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the Initial Business Combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,625,000 Units to cover over-allotments, if any. On January 21, 2025, the Underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.

The Underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $3,800,000 in the aggregate, paid to the Underwriters in cash at the closing of the Initial Public Offering. Additionally, the Underwriters are entitled to a deferred underwriting discount of up to $0.40 per Unit, or up to $7,600,000 in the aggregate (subject to reduction based on the funds remaining in the Trust Account after giving effect to the public shares that are redeemed in connection with the Company’s Initial Business Combination), payable to the Underwriters for deferred underwriting commissions on amounts remaining in the Trust Account after all redemptions by public shareholders have been met. The deferred underwriting discount will become payable to the Underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination.

Deferred Legal Fees

As of March 31, 2026 and December 31, 2025, the Company had a total deferred legal fee of $3,085,000 and $2,450,000, respectively, of which $2,485,000 and $1,850,000, respectively, was related to general matters and $600,000 was related to the Initial Public Offering and charged to offering costs, all of which is to be paid to the Company’s legal advisors upon consummation of its Initial Business Combination. As the settlement or liquidation of amounts of deferred legal fees are not reasonably expected to require the use of current assets or require the creation of current liabilities, the amount is classified as a non-current liability in the accompanying condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025.

Merger Agreement

On October 22, 2025, HVII, Merger Sub and ONE Nuclear entered into a business combination agreement (as may be amended or supplemented from time to time, the “Business Combination Agreement”) that contemplates an all-stock business combination transaction (the “Proposed Business Combination”). Pursuant to the terms of the Business Combination Agreement, the aggregate consideration to be paid to the existing equity holders of ONE Nuclear at the Closing (as defined below) will be in the form of stock, comprised of newly issued shares of Common Stock (as defined below). The number of shares to be issued at the Closing will be calculated by dividing $1.00 billion by an amount equal to the price at which each HVII Public Share may be redeemed in connection with the Proposed Business Combination. ONE Nuclear is an independent developer of large-scale energy solutions powered by natural gas and advanced nuclear small modular reactor (SMR) technologies. ONE Nuclear is a development stage company, with nominal assets, no operating history or revenue to date and no developments currently under construction, and investors and potential investors should consider the financial constraints, uncertainties and risks described in the section of the S-4 Registration Statement (as defined below) entitled “Risk Factors - Risks Related to ONE Nuclear’s Business and Industry.”

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2026

(UNAUDITED)

On March 31, 2026, HVII, Merger Sub, and ONE Nuclear entered into an Omnibus Amendment, amending the Business Combination Agreement to extend the Outside Date (as defined in the Business Combination Agreement) from April 30, 2026 to June 30, 2026.

Pursuant to the Business Combination Agreement, the parties thereto will enter into the Proposed Business Combination by which, among other things, (i) the Company will transfer by way of continuation and deregistration to and domesticate as a Delaware corporation (the “Domestication”) and (ii) Merger Sub will merge with and into ONE Nuclear (the “Merger”), with ONE Nuclear being the surviving entity of the Merger and becoming a direct, wholly owned subsidiary of the Company. Upon closing of the Merger (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), ONE Nuclear will become a direct, wholly owned subsidiary of the Company, and the Company will be a publicly traded company operating under the name “ONE Nuclear.” Following the Closing, the Company’s shares of common stock following the Domestication (“Common Stock”) are expected to trade on Nasdaq under the ticker symbol “ONEN.”

The Closing will occur no later than the third business day following the satisfaction or waiver of all of the closing conditions, or at such other time or in such other manner as agreed upon by the Company and ONE Nuclear in writing.

The obligations of the parties to consummate the Merger and the other transactions contemplated by the Business Combination Agreement (collectively, the “Transactions”) are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of customary closing conditions set forth in the Business Combination Agreement, including (i) approval of the Transactions by the shareholders of the Company and the equityholders of ONE Nuclear; (ii) the registration statement on Form S-4 (the “S-4 Registration Statement”) having become effective under the Securities Act; (iii) the Company’s shares of Common Stock to be issued in connection with the Transactions will be conditionally approved for listing upon the Closing on Nasdaq subject to any requirement to have a sufficient number of round lot holders of Common Stock; (iv) no governmental authority of competent jurisdiction will have enacted, issued, promulgated, enforced or entered any law or governmental order that is then in effect that makes the Merger illegal or otherwise prevents or prohibits the Closing; (v) no Purchaser Material Adverse Effect or Company Material Adverse Effect (each as defined in the Business Combination Agreement) will have occurred since the date of the Business Combination Agreement that is continuing; and (vi) the Domestication will have been completed. There is no minimum cash condition or financing condition to Closing.

For more information about the Proposed Business Combination and the Business Combination Agreement, see the Company’s Current Report on Form 8-K filed with the SEC on October 23, 2025.

Note Receivable

On December 19, 2025, the Company (the “Lender”) has agree to loan or advance ONE Nuclear, as defined in Note 6 (the “Borrower”), up to an aggregate principal amount of $300,000 solely to pay expenses incurred in connection with third-party legal, accounting, and audit services, including, without limitation, expenses related to the preparation, filing, and review of the Borrower’s financial statements, regulatory filings, and other related corporate and compliance matters. In consideration of the Lender’s commitment to make available up to $300,000 for advances thereunder, and additionally to compensate the Lender for any and all outstanding advances (including a reasonable rate of interest), the Borrower agreed to pay to the Lender a monthly non-refundable fee equal to $10,000, which fee shall be fully earned by the Lender and paid in-kind in arrears, on the last calendar day of each month until the Maturity Date (as defined below) and on the Maturity Date (to the extent the Maturity Date does not occur on the last calendar day of a month), in each case prorated for any partial period. All outstanding and unpaid obligations shall be payable by the Borrower to the Lender upon the earliest of (the earliest such date, the “Maturity Date”): (i) June 30, 2026 (as extended), (ii) the date upon which all or any part of the obligations have been declared or automatically have become due and payable (whether by acceleration or otherwise); and (iii) the date upon which the Proposed Business Combination (as defined below) between the Borrower and the Lender or any third-party bridge financing, outside financing or similar capital-raising transaction by the Borrower is consummated. The obligations may be prepaid at any time without penalty. As of March 31, 2026 and December 31, 2025, there was $300,000 loaned to ONE Nuclear under this agreement, included in notes receivable in the accompanying condensed consolidated balance sheets.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, the Israel-Hamas war and the conflict between the United States and Israel and Iran, as well as recent developments to U.S. tariff policies. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the U.S., the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia, the Israel-Hamas war, the conflict between the United States and Israel and Iran and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas war, and the conflict between the United States and Israel and Iran and subsequent sanctions or related actions or the ongoing trade and tariff policy changes by the U.S. or other countries could adversely affect the Company’s search for an Initial Business Combination and any target business with which the Company may ultimately consummate an Initial Business Combination.

Registration Rights

The holders of the founder shares, Private Placement Units and the private placement shares and share rights underlying such Private Placement Units and any Private Placement Units that may be issued upon conversion of the Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the Initial Business Combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,625,000 Units to cover over-allotments, if any. On January 21, 2025, the Underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.

The Underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $3,800,000 in the aggregate, paid to the Underwriters in cash at the closing of the Initial Public Offering. Additionally, the Underwriters are entitled to a deferred underwriting discount of up to $0.40 per Unit, or up to $7,600,000 in the aggregate (subject to reduction based on the funds remaining in the Trust Account after giving effect to the public shares that are redeemed in connection with the Company’s Initial Business Combination), payable to the Underwriters for deferred underwriting commissions on amounts remaining in the Trust Account after all redemptions by public shareholders have been met. The deferred underwriting discount will become payable to the Underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination.

HENNESSY CAPITAL INVESTMENT CORP. VII

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Deferred Legal Fees

As of December 31, 2025, the Company had a total deferred legal fee of $2,450,000, of which $1,850,000 was related to general matters and $600,000 was related to the Initial Public Offering and charged to offering costs, all of which is to be paid to the Company’s legal advisors upon consummation of its Initial Business Combination. As of December 31, 2024, the Company had a total deferred legal fee of $450,000, all of which was related to the Initial Public Offering and charged to offering costs. As the settlement or liquidation of amounts of deferred legal fees are not reasonably expected to require the use of current assets or require the creation of current liabilities, the amount is classified as a non-current liability in the accompanying consolidated balance sheets as of December 31, 2025 and 2024.

Merger Agreement

On October 22, 2025, HVII, Merger Sub and ONE Nuclear entered into a business combination agreement (as may be amended or supplemented from time to time, the “Business Combination Agreement”), which contemplates an all-stock business combination transaction and aggregate consideration of $1.0 billion payable to the ONE Nuclear Members. ONE Nuclear is an independent developer of large-scale energy solutions powered by natural gas and advanced nuclear small modular reactor (SMR) technologies. ONE Nuclear is a development stage entity, with de minimis assets, no historic business operations and no revenues or developments currently under construction, and investors and potential investors should consider the financial constraints, uncertainties and risks described in the section of the S-4 Registration Statement entitled “Risk Factors — Risks Related to ONE Nuclear’s Business and Industry.”

Pursuant to the Business Combination Agreement, the parties thereto will enter into a business combination transaction by which, among other things, (i) the Company will transfer by way of continuation and deregistration to and domesticate as a Delaware corporation (the “Domestication”) and (ii) Merger Sub will merge with and into ONE Nuclear (the “Merger”), with ONE Nuclear being the surviving entity of the Merger and becoming a direct, wholly owned subsidiary of the Company. Upon closing of the Merger (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), ONE Nuclear will become a direct, wholly owned subsidiary of the Company, and the Company will be a publicly traded company operating under the name “ONE Nuclear.” Following the Closing, the Company’s shares of common stock following the Domestication (“Common Stock”) are expected to trade on Nasdaq under the ticker symbol “ONEN.”

The Closing will occur no later than the third business day following the satisfaction or waiver of all of the closing conditions, or at such other time or in such other manner as agreed upon by the Company and ONE Nuclear in writing.

The obligations of the parties to consummate the Merger and the other transactions contemplated by the Business Combination Agreement (collectively, the “Transactions”) are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of customary closing conditions set forth in the Business Combination Agreement, including (i) approval of the Transactions by the shareholders of the Company and the equityholders of ONE Nuclear; (ii) the registration statement on Form S-4 (the “Registration Statement”) having become effective under the Securities Act; (iii) the Company’s shares of Common Stock to be issued in connection with the Transactions will be conditionally approved for listing upon the Closing on Nasdaq subject to any requirement to have a sufficient number of round lot holders of Common Stock; (iv) no governmental authority of competent jurisdiction will have enacted, issued, promulgated, enforced or entered any law or governmental order that is then in effect that makes the Merger illegal or otherwise prevents or prohibits the Closing; (v) no Purchaser Material Adverse Effect or Company Material Adverse Effect (each as defined in the Business Combination Agreement) will have occurred since the date of the Business Combination Agreement that is continuing; and (vi) the Domestication will have been completed. There is no minimum cash condition or financing condition to Closing.

For more information about the Proposed Business Combination and the Business Combination Agreement, see the Company’s Current Report on Form 8-K filed with the SEC on October 23, 2025.

Note Receivable

On December 19, 2025, the Company (the “Lender”) has agree to loan or advance ONE Nuclear, as defined in Note 6 (the “Borrower”), up to an aggregate principal amount of $300,000 solely to pay expenses incurred in connection with third-party legal, accounting, and audit services, including, without limitation, expenses related to the preparation, filing, and review of the Borrower’s financial statements, regulatory filings, and other related corporate and compliance matters. In consideration of the Lender’s commitment to make available up to $300,000 for advances thereunder, and additionally to compensate the Lender for any and all outstanding advances (including a reasonable rate of interest), the Borrower agrees to pay to the Lender a monthly non-refundable fee equal to $10,000 (the “Commitment Fee”), which fee shall be fully earned by the Lender and paid in-kind in arrears, on the last calendar day of each month until the Maturity Date (as defined below) and on the Maturity Date (to the extent the Maturity Date does not occur on the last calendar day of a month), in each case prorated for any partial period. All outstanding and unpaid obligations shall be payable by the Borrower to the Lender upon the earliest of (the earliest such date, the “Maturity Date”) (i) March 31, 2026, (ii) the date upon which all or any part of the Obligations have been declared or automatically have become due and payable (whether by acceleration or otherwise); and (iii) the date upon which the Proposed Business Combination (as defined below) between the Borrower and the Lender or any third-party bridge financing, outside financing or similar capital-raising transaction by the Borrower is consummated (each, a “Specified Financing”). The Obligations may be prepaid at any time without penalty. As of December 31, 2025, there was $300,000 loaned to ONE Nuclear under this agreement, included in note receivable in the accompanying consolidated balance sheet.